Loans and asset quality - Credit Risk Indicators Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Accounts, Notes, Loans and Financing Receivable [Line Items]
Percentage of exposure to investment grade securities	96.00%
Percentage of financial institution exposure secured	66.00%
Percent of financial institution exposure expiring within one year	87.00%
Loans	$ 67,787,000,000	$ 56,469,000,000
Federal funds sold and securities purchased under resale agreements, allowance for credit losses	$ 0
Wealth management loans and mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loan to value ratio at origination (percent)	61.00%
Percentage of past due mortgages (less than)	1.00%
Wealth management loans and mortgages | California | Geographic Concentration Risk | Revenue Benchmark
Accounts, Notes, Loans and Financing Receivable [Line Items]
Geographic concentrations (percent)	21.00%
Wealth management loans and mortgages | New York | Geographic Concentration Risk | Revenue Benchmark
Accounts, Notes, Loans and Financing Receivable [Line Items]
Geographic concentrations (percent)	16.00%
Wealth management loans and mortgages | Massachusetts | Geographic Concentration Risk | Revenue Benchmark
Accounts, Notes, Loans and Financing Receivable [Line Items]
Geographic concentrations (percent)	9.00%
Wealth management loans and mortgages | Florida | Geographic Concentration Risk | Revenue Benchmark
Accounts, Notes, Loans and Financing Receivable [Line Items]
Geographic concentrations (percent)	9.00%
Wealth management loans and mortgages | Other | Geographic Concentration Risk | Revenue Benchmark
Accounts, Notes, Loans and Financing Receivable [Line Items]
Geographic concentrations (percent)	45.00%
Other residential mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 299,000,000	389,000,000
Overdrafts
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 3,060,000,000	2,683,000,000
Overdraft repayment period	2 days
Margin loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 22,487,000,000	15,416,000,000
Domestic | Margin loans | Minimum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Required daily collateral margin (in excess of)	100.00%
Overdrafts | Overdrafts
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 3,060,000,000	$ 2,700,000,000